Properties Held for Sale	12 Months Ended
Dec. 31, 2012
Properties Held for Sale
Properties Held for Sale

3. Properties Held for Sale

In 2010, 2011 and 2012, customers transferred legal ownership of 13, five and six properties to the Group to settle $2,091,056, $1,479,405 and $970,625 in accounts receivable, respectively. The Group recorded gains of $1,348,003, $417,610 and $45,936 from selling of the properties held for sale for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the Group held two residential properties with a total carrying value of $611,892. As of December 31, 2011, the Group held three residential properties and two commercial properties with a total carrying value of $1,287,157.

Properties with values of nil, $2,546,721, and $1,281,008 were transferred to property and equipment for the years ended December 31, 2010, 2011 and 2012, respectively, due to the change of management’s intention with respect to these properties.